March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Resources & Commodities Strategy Trust (BCX)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 13.0%
Air Liquide SA	50,078	$ 10,351,048
CF Industries Holdings, Inc.	37,015	4,806,028
Corteva, Inc.	452,758	37,900,372
Linde PLC	31,416	15,574,796
Novonesis Novozymes B, Class B	250,629	14,890,157
Nutrien Ltd.	663,223	50,046,807
		133,569,208
Construction Materials — 3.1%
CRH PLC	129,393	13,601,792
Martin Marietta Materials, Inc.	30,924	18,204,340
		31,806,132
Containers & Packaging — 4.0%
Packaging Corp. of America(a)	86,377	18,330,927
Smurfit WestRock PLC	583,921	23,269,252
		41,600,179
Energy Equipment & Services — 2.6%
Subsea 7 SA	384,786	11,920,177
TechnipFMC PLC	215,507	14,897,999
		26,818,176
Food Products — 3.4%
Bunge Global SA	225,105	28,633,356
Hofseth International, (Acquired 05/26/21, Cost: $10,198,056)(b)(c)(d)	18,993,283	6,571,128
		35,204,484
Machinery — 1.3%
Deere & Co.	24,430	13,761,410
Metals & Mining — 33.4%
Anglo American PLC	797,851	34,256,205
Anglogold Ashanti PLC	139,278	13,560,106
ArcelorMittal SA, ADR, Registered Shares(e)	226,168	11,756,213
Barrick Mining Corp.	840,245	34,273,594
Eldorado Gold Corp.	310,210	10,649,509
Freeport-McMoRan, Inc.	90,286	5,307,011
Glencore PLC	6,750,900	51,130,462
Newmont Corp.	160,272	17,349,444
Norsk Hydro ASA	1,101,692	11,742,269
Polyus PJSC(b)(c)	1,047,320	13
Rio Tinto PLC	223,586	20,742,895
Royal Gold, Inc.	78,888	20,076,207
Vale SA, ADR	2,045,654	32,546,355
Valterra Platinum Ltd.	96,094	8,077,455
Wheaton Precious Metals Corp.	446,141	58,448,932
Zijin Mining Group Co. Ltd., Class H	2,984,000	13,423,509
		343,340,179
Security	Shares	Value
Oil, Gas & Consumable Fuels — 35.7%
Cameco Corp.	109,016	$ 11,840,228
Chevron Corp.(a)	310,160	64,172,104
ConocoPhillips	183,908	24,275,856
Exxon Mobil Corp.(a)	535,994	90,936,742
Gazprom PJSC(b)(c)	5,430,000	668
Permian Resources Corp., Class A	486,354	10,369,067
Shell PLC, ADR(a)	1,011,821	94,099,363
Suncor Energy, Inc.	661,087	43,725,552
Valero Energy Corp.	68,426	16,906,696
Williams Cos., Inc.	150,868	10,980,173
		367,306,449
Paper & Forest Products — 1.9%
Mondi PLC	792,006	8,954,122
Precious Woods Holding AG, Registered Shares(c)	20,000	118,809
UPM-Kymmene OYJ	334,240	10,461,628
		19,534,559
Total Long-Term Investments — 98.4% (Cost: $730,425,073)		1,012,940,776
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(f)(g)(h)	3,850,512	3,851,282
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(f)(g)	11,571,887	11,571,887
Total Short-Term Securities — 1.5% (Cost: $15,423,169)		15,423,169
Total Investments — 99.9% (Cost: $745,848,242)		1,028,363,945
Other Assets Less Liabilities — 0.1%		1,305,459
Net Assets — 100.0%		$ 1,029,669,404

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $6,571,128, representing 0.6% of its net assets as of period end, and an original cost of $10,198,056.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 19,044	$ 3,833,315 (a)	$ —	$ (1,077)	$ —	$ 3,851,282	3,850,512	$ 2,751 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	35,543,763	—	(23,971,876)(a)	—	—	11,571,887	11,571,887	250,286	—
				$ (1,077)	$ —	$ 15,423,169		$ 253,037	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 108,328,003	$ 25,241,205	$ —	$ 133,569,208
Construction Materials	31,806,132	—	—	31,806,132
Containers & Packaging	41,600,179	—	—	41,600,179
Energy Equipment & Services	14,897,999	11,920,177	—	26,818,176
Food Products	28,633,356	—	6,571,128	35,204,484
Machinery	13,761,410	—	—	13,761,410
Metals & Mining	203,967,371	139,372,795	13	343,340,179
Oil, Gas & Consumable Fuels	367,305,781	—	668	367,306,449
Paper & Forest Products	—	19,534,559	—	19,534,559
Short-Term Securities
Money Market Funds	15,423,169	—	—	15,423,169
	$825,723,400	$196,068,736	$6,571,809	$1,028,363,945
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Resources & Commodities Strategy Trust (BCX)

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company